UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Templeton Emerging
Markets Income Fund
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.

Managed Distribution Policy : Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund's common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0475 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

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Annual Report

Contents
Fund Overview 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Important Information to Shareholders 36
Annual Meeting of Shareholders 43
Dividend Reinvestment and Cash Purchase Plan 44
Board Members and Officers 46
Shareholder Information 50
Visit franklintempleton.com for fund updates, to
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Annual Report
Templeton Emerging Markets Income Fund
Dear Shareholder,
This annual report for Templeton Emerging Markets Income
Fund covers the fiscal year ended December 31, 2023 .
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets
include derivative instruments or other investments that
have economic characteristics similar to such securities.
We invest selectively in bonds from emerging markets
around the world to generate income for the Fund, seeking
opportunities while monitoring changes in interest rates,
currency exchange rates and credit risk. We seek to manage
the Fund’s exposure to various currencies and may use
currency forward contracts.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Inflation rates in most countries peaked, and in many
cases fell sharply from the multi-year (and in some cases,
multi-decade) highs that had been reached during 2022.
Core inflation measures, which usually exclude volatile food and energy prices, were stickier due to services prices, but by year-end most of these had shown sharp deceleration,
too.
In response to inflation developments, the monetary policy
pivot away from tightening became increasingly clear
over the course of the year and was seemingly confirmed
by the U.S. Federal Reserve (Fed), signaling a pause at
its December 2023 policy meeting. The year had been
characterized by continued deceleration in the pace of
interest-rate hikes and some pausing amongst developed
market central banks, with certain emerging markets
(particularly those who had been early and/or aggressive
movers during the upcycle) embarking on rate cuts.
In bond markets, the U.S. 10-year yield was unchanged over
the course of the year, but most other sovereign bond yields fell. Japanese bond yields, however, rose, as the Bank of
Japan loosened its yield curve control policy over the course of the year.
Concerns about global growth remained. Growth rates
remained positive, but major economies have been slowing
more recently.
The U.S. dollar (USD) largely moved sideways over the
year, softening somewhat on a year-end-to-year-end
basis. Currency performances were mixed, but in general
European and Latin American currencies appreciated
against the USD, while those in Asia depreciated.
Policy tightening during the course of 2023 exposed some
structural risks associated with prior large fiscal spending and excessive monetary accommodation, manifesting in the
form of banking problems in the U.S. and Europe, and debt
restructurings in some frontier markets. However, these did
not lead to wider market disruptions.
Q. How did we respond to these changing market
conditions?
A. We continued to aim for a high overall portfolio yield
by holding higher-yielding local-currency positions in
specific emerging markets. We have emphasized select
local-currency sovereign bonds in countries that we view
as having resilient fundamentals. As the year progressed,
we identified the countries we considered most likely to
benefit from the trends described previously, such as
those countries in Latin America who had been aggressive
responders to rising inflation and stayed ahead of the
curve, thus placing themselves in a relatively strong policy position for when the rate cycle turned. In sovereign bonds, we extended duration in select countries where we saw
opportunity from inflation and interest-rate cycles rolling
over, or where we saw improving fundamentals in a range of
factors from fiscal progress to reshoring. In foreign exchange exposure, we considered countries whose currencies were
likely to benefit from changing growth and interest rate
differentials against the U.S. dollar and which also had
solid fundamental support, with overweighted currency
exposures focused on countries that generally have strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia.
Along with extending duration where deemed appropriate,
we also took profit in some positions as cycles turned. Near the end of the year when it became clearer that the Fed had
reached a peak in rates, we identified specific opportunities in the emerging market sovereign credit space.
Performance Overview
For the 12 months under review, the Fund posted cumulative
total returns of +3.82% based on market price and +13.95%
based on net asset value. In comparison, U.S. dollar-
denominated emerging market bonds, as measured by the
J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI)
Global Index, posted a +10.45% cumulative total return

Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
in U.S. dollar terms for the same period.
1
You can find the
Fund’s long-term performance data in the Performance
Summary on page 5 .
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0475
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is
no assurance that the plan will be successful in doing so.
Please see “Important Information to Shareholders” section
for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. Currency positions contributed to absolute returns in
2023. Positions in the Colombian peso, Brazilian real and
Chilean peso contributed to absolute results.
Interest rate strategies contributed to absolute returns
in 2023. Duration exposures in Hungary, Colombia,
Brazil, Zambia and Uzbekistan contributed to absolute
performance.
Overall credit exposures contributed to absolute returns in
2023. Exposure to select sub investment-grade sovereign
credits in Africa, Latin America and Asia ex-Japan
contributed to absolute results.
Portfolio Composition
12/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 105.1%
Corporate Bonds 3.9%
Common Stocks 1.2%
Other
†
0.0%
Options Purchased 0.1%
Short-Term Investments & Other Net Assets* -10.3%
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
*
Includes U.S. government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
12/31/23
% of Total
Net Assets
Middle East & Africa 32.3%
Asia Pacific 27.5%
Americas 37.6%
Other Europe 8.9%
Supranational 4.0%
Short-Term Investments & Other Net Assets -10.3%
Top 10 Countries*
12/31/23
a
% of Total
Net Assets
a a
Malaysia 11.0%
Egypt 9.0%
Mexico 8.2%
Ecuador 6.3%
Hungary 6.2%
Brazil 5.8%
Dominican Republic 5.7%
Oman 5.7%
Indonesia 5.6%
India 5.1%
*
Does not include cash and cash equivalents.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Templeton Emerging Markets Income Fund

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Annual Report
Q. What were the leading detractors from performance?
A. Among currencies, positions in the Zambian kwacha,
Ghanaian cedi and South Korean won detracted from
absolute performance in 2023. In interest rate strategies,
duration exposure to Ghana detracted from absolute returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over the course of the year but remained somewhat underweight
duration versus the index at year end.
Over the course of the year, we closed out our positions
in the Chinese yuan and the Peruvian sol. We reduced
our local currency positions in the Chilean peso, South
Korean won and Ghanaian cedi, but added a new local
currency position in the Uruguayan peso. We switched
all our Korean won and Thai baht bonds into currency
forwards. We increased our local currency positions in the
Malaysian ringgit, Hungarian forint and Mexican peso. We
added new EUR hard currency positions in Ivory Coast,
Romania and Benin, and USD hard currency positions in
Gabon, Mexico (Pemex) and Panama. We reduced our USD
hard currency position in Ecuador. We extended duration
in a number of countries, including select Asian and Latin
American countries as well as the U.S. Our Ghanaian bonds
were exchanged for new securities as part of Ghana’s debt
restructuring exercise.
Thank you for your continued participation in Templeton
Emerging Markets Income Fund. We look forward to serving
your future investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +13.95% +3.82% +13.95% +3.82%
5-Year -16.72% -14.55% -3.59% -3.10%
10-Year -10.69% -11.48% -1.12% -1.21%
Symbol: TEI 12/31/23 12/31/22 Change
Net Asset Value (NAV) $5.90 $5.72 +$0.18
Market Price (NYSE) $5.10 $5.49 -$0.39
Distributions
(1/1/23–12/31/23)
Net Investment
Income
Tax Return
of Capital Total
$0.2810 $0.2845 $0.5655
See page 7 for Performance Summary footnotes.

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
(12/31/13–12/31/23)

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionate-
ly increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program (“Bond Con-
nect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the
Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experi-
ence in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in
Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that inves-
tors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions, trading via Bond
Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: FactSet. The JPM Emerging Markets Bond Index (EMBI) Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Templeton Emerging Markets Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.72 $7.58 $8.92 $9.95 $10.93
Income from investment operations:
Net investment income
a
......................... 0.43 0.45 0.55 0.38 0.66
Net realized and unrealized gains (losses) ........... 0.32 (1.67) (1.13) (0.84) (0.86)
Total from investment operations .................... 0.75 (1.22) (0.58) (0.46) (0.20)
Less distributions from:
Net investment income and net foreign currency gains .. (0.28) — — (0.37) (0.78)
Tax return of capital ............................ (0.29) (0.65) (0.76) (0.20) —
Total distributions ............................... (0.57) (0.65) (0.76) (0.57) (0.78)
Repurchase of shares .......................... —
b
0.01 — — —
Net asset value, end of year ....................... $5.90 $5.72 $7.58 $8.92 $9.95
Market value, end of year
c
......................... $5.10 $5.49 $7.29 $7.77 $9.19
Total return (based on net asset value per share)
d
....... 13.95% (16.19)% (6.78)% (6.14)% (0.33)%
Total return (based on market value per share)
d
......... 3.82% (15.55)% 3.59% (9.08)% 3.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.32% 1.40% 1.23% 1.17% 1.17%
Expenses net of waiver and payments by affiliates ....... 2.30% 1.38% 1.22% 1.14% 1.06%
Net investment income ........................... 7.65% 7.11% 6.68% 4.22% 6.20%
Supplemental data
Net assets, end of year (000’s) ..................... $278,680 $272,330 $363,759 $428,098 $477,471
Portfolio turnover rate ............................ 48.95% 35.83% 70.97% 56.68% 27.69%
Total outstanding borrowings on credit facility at end of year
(000’s) ....................................... $50,000 $36,000 $36,000 $— $—
Asset coverage per $1,000 of debt .................. $6,574 $8,565 $11,133 $— $—
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

Templeton Emerging Markets Income Fund
Schedule of Investments, December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 1.2%
South Africa 1.2%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 2,671,565
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 535,515
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 55,287
3,262,367
Total Common Stocks (Cost $5,513,828) .......................................
3,262,367
Principal
Amount
*
a a a a a
Corporate Bonds 3.9%
Bermuda 0.0%
†
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............. Wireless Telecommunication Services 597,126 31,459
Zero Cpn., 11/17/33 ............. Wireless Telecommunication Services 281,646 82,099
113,558
Costa Rica 3.9%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 10,815,840 10,802,979
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 61,769,102 —
—
Total Corporate Bonds (Cost $45,466,416) ......................................
10,916,537
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 105.1%
Argentina 2.2%
Argentina Government Bond ,
Senior Bond, 3.625%, 7/09/35 ..... 16,852,222 5,823,541
Senior Note, 0.75%, 7/09/30 ...... 967,775 390,504
6,214,045
Benin 2.8%
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 5,340,000 EUR 4,840,529
Senior Bond, 144A, 4.95%, 1/22/35 . 1,410,000 EUR 1,231,141
Senior Bond, 144A, 6.875%, 1/19/52 2,070,000 EUR 1,804,906
7,876,576

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil 5.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 62,380,000 BRL $ 12,740,878
F, 10%, 1/01/29 ................ 16,530,000 BRL 3,407,764
16,148,642
Colombia 2.3%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 262,000,000 COP 64,237
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 131,000,000 COP 32,086
B, 7.5%, 8/26/26 ............... 2,517,200,000 COP 621,548
B, 13.25%, 2/09/33 ............. 7,041,000,000 COP 2,157,949
B, 7.25%, 10/18/34 ............. 5,278,000,000 COP 1,122,106
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 261,725
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP 2,029,348
6,288,999
Dominican Republic 5.7%
d
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 14,000,000
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 1,962,735
15,962,735
Ecuador 6.3%
d
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 30,733,500 11,075,695
Senior Note, 144A, 6%, 7/31/30 .... 14,039,700 6,558,144
17,633,839
Egypt 9.0%
d
Egypt Government Bond ,
Senior Bond, 144A, 7.6%, 3/01/29 .. 7,270,000 5,569,983
Senior Bond, 144A, 5.875%, 2/16/31 1,990,000 1,308,952
Senior Bond, 144A, 7.625%, 5/29/32 1,080,000 753,330
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,170,000 4,091,198
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,950,000 5,593,213
Senior Bond, 144A, 7.903%, 2/21/48 290,000 175,691
Senior Bond, 144A, 8.7%, 3/01/49 .. 540,000 339,693
Senior Bond, 144A, 8.875%, 5/29/50 2,270,000 1,453,000
Senior Bond, 144A, 8.75%, 9/30/51 . 7,950,000 5,048,250
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 663,547
24,996,857
El Salvador 0.7%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 2,076,937
Ethiopia 2.6%
d,f
Ethiopia Government Bond, Senior
Bond, 144A, 6.625%, 12/11/24 ..... 10,520,000 7,149,981
Gabon 2.1%
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 3,650,000 3,056,357

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Gabon (continued)
d
Gabon Government Bond, (continued)
Senior Bond, 144A, 7%, 11/24/31 ... 3,480,000 $ 2,910,804
5,967,161
Ghana 1.6%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 16,197,701 GHS 736,571
PIK, 8.5%, 2/15/28 .............. 16,209,650 GHS 634,619
PIK, 8.65%, 2/13/29 ............. 15,743,851 GHS 543,674
PIK, 8.8%, 2/12/30 .............. 15,755,447 GHS 492,083
PIK, 8.95%, 2/11/31 ............. 14,759,407 GHS 424,569
PIK, 9.1%, 2/10/32 .............. 14,770,262 GHS 400,110
PIK, 9.25%, 2/08/33 ............. 14,781,118 GHS 382,586
PIK, 9.4%, 2/07/34 .............. 8,078,877 GHS 202,511
PIK, 9.55%, 2/06/35 ............. 8,084,806 GHS 198,387
PIK, 9.7%, 2/05/36 .............. 8,090,734 GHS 195,990
PIK, 9.85%, 2/03/37 ............. 8,096,663 GHS 194,884
PIK, 10%, 2/02/38 .............. 8,102,592 GHS 194,754
4,600,738
Hungary 6.2%
Hungary Government Bond ,
3%, 6/26/24 ................... 753,000,000 HUF 2,132,140
1%, 11/26/25 .................. 2,010,100,000 HUF 5,271,239
3%, 10/27/27 .................. 172,900,000 HUF 454,413
4.75%, 11/24/32 ................ 3,566,400,000 HUF 9,504,077
17,361,869
India 5.1%
India Government Bond, 7.26%, 1/14/29 1,177,000,000 INR 14,214,653
Indonesia 5.6%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 95,456
FR68, 8.375%, 3/15/34 .......... 41,273,000,000 IDR 2,998,103
FR73, 8.75%, 5/15/31 ........... 3,985,000,000 IDR 289,704
FR82, 7%, 9/15/30 .............. 4,047,000,000 IDR 268,678
FR87, 6.5%, 2/15/31 ............ 6,848,000,000 IDR 442,983
FR91, 6.375%, 4/15/32 .......... 19,224,000,000 IDR 1,235,957
FR96, 7%, 2/15/33 .............. 150,696,000,000 IDR 10,149,004
15,479,885
Ivory Coast 4.0%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,484,531
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 3,970,454
Senior Bond, 144A, 4.875%, 1/30/32 5,000,000 EUR 4,666,837
11,121,822
Malaysia 11.0%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 10,210,000 MYR 2,224,777
4.181%, 7/15/24 ................ 3,730,000 MYR 814,845
4.059%, 9/30/24 ................ 6,370,000 MYR 1,392,356
3.882%, 3/14/25 ................ 7,760,000 MYR 1,699,778

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.955%, 9/15/25 ................ 3,710,000 MYR $ 813,984
3.9%, 11/30/26 ................. 4,970,000 MYR 1,093,517
3.502%, 5/31/27 ................ 1,660,000 MYR 360,287
3.899%, 11/16/27 ............... 58,430,000 MYR 12,845,389
3.733%, 6/15/28 ................ 820,000 MYR 179,054
4.498%, 4/15/30 ................ 11,020,000 MYR 2,501,839
3.582%, 7/15/32 ................ 31,830,000 MYR 6,801,247
30,727,073
Mexico 8.2%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 17,130,000 MXN 1,087,501
M, Senior Bond, 7.75%, 11/23/34 ... 53,170,000 MXN 2,862,547
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 85,760,000 MXN 4,577,974
M, Senior Bond, 8.5%, 5/31/29 ..... 8,900,000 MXN 513,218
M, Senior Bond, 8.5%, 11/18/38 .... 31,390,000 MXN 1,764,684
M, Senior Bond, 7.75%, 11/13/42 ... 67,590,000 MXN 3,504,387
Petroleos Mexicanos, Senior Note,
6.84%, 1/23/30 ................ 9,790,000 8,498,599
22,808,910
Mongolia 2.2%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,680,882
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 194,482
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,234,881
6,110,245
Oman 5.7%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 15,970,000 15,806,979
Panama 2.4%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 920,000 900,282
Senior Bond, 6.7%, 1/26/36 ....... 4,030,000 4,003,768
Senior Bond, 6.875%, 1/31/36 ..... 1,770,000 1,770,471
6,674,521
Romania 2.7%
d
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 950,000 EUR 850,124
144A, 2.75%, 4/14/41 ............ 1,420,000 EUR 1,056,791
144A, 2.875%, 4/13/42 ........... 7,350,000 EUR 5,505,510
7,412,425
Seychelles 1.2%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 3,275,850 3,249,479
Sri Lanka 0.5%
d,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,420,000 1,228,882
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 101,112

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
d,f
Sri Lanka Government Bond,
(continued)
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 $ 146,978
1,476,972
Supranational 4.0%
g
Asian Development Bank, Senior Note,
11.75%, 7/24/24 ................ 43,233,000,000 COP 11,091,424
Uzbekistan 3.1%
d
Uzbekistan Government Bond, Senior
Note, 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS 8,702,076
Zambia 2.1%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 5,733,429
Total Foreign Government and Agency Securities (Cost $317,108,313) ............
292,888,272
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $368,088,557) ...............................
307,067,176
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 29,392,000 135,825
135,825
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 7,348,000 1,352
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 7,348,000 209,472
210,824
Total Options Purchased (Cost $467,700) ......................................
346,649

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.1%
United States 1.1%
h
U.S. Treasury Bills, 1/04/24 ......... 3,000,000 $ 2,999,129
Total U.S. Government and Agency Securities (Cost $2,998,692) ..................
2,999,129
Shares
Money Market Funds 2.4%
United States 2.4%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 6,793,498 6,793,498
Total Money Market Funds (Cost $6,793,498) ...................................
6,793,498
a a a a a
Total Short Term Investments (Cost $9,792,190 ) .................................
9,792,627
a a a
Total Investments (Cost $378,348,447) 113.8% ..................................
$317,206,452
Options Written (0.1)% .......................................................
(350,310)
k
Credit Facility (17.9)% ........................................................
(50,000,000)
Other Assets, less Liabilities 4. 2% .............................................
11,823,364
Net Assets 100.0% ...........................................................
$278,679,506
a a a
a
Number of
Contracts
Notional
Amount
#
l
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 7,348,000 (43,046)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 7,348,000 (18,342)
(61,388)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 14,696,000 (288,922)
(288,922)
Total Options Written (Premiums received $299,357) ............................
$ (350,310)

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $135,599,371, representing 48.7% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 6 regarding credit risk and defaulted securities.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(c) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 10 regarding Credit Facility.
l
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 1,845,200,000 2,114,576 1/04/24 $ — $ (20,145)
Chilean Peso ...... HSBK Sell 1,845,200,000 2,123,360 1/04/24 28,929 —
Indian Rupee ...... HSBK Buy 1,382,976,200 16,574,102 1/08/24 40,807 —
Chilean Peso ...... HSBK Buy 1,845,200,000 2,121,456 1/18/24 — (26,803)
Chilean Peso ...... JPHQ Buy 1,695,700,000 1,943,073 1/31/24 — (17,943)
Uruguayan Peso .... HSBK Buy 565,240,000 13,986,242 2/01/24 204,071 —
Brazilian Real ...... JPHQ Buy 15,260,000 3,111,936 2/02/24 6,710 —
Brazilian Real ...... MSCO Buy 44,800,000 9,133,723 2/02/24 21,933 —
Chilean Peso ...... HSBK Buy 1,499,500,000 1,715,184 2/05/24 — (13,037)
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,543,561 2/05/24 — (14,917)
Thai Baht ......... HSBK Buy 498,800,000 13,803,791 2/07/24 737,255 —
Columbian Peso .... GSCO Buy 31,120,000,000 7,682,528 2/08/24 301,184 —
Columbian Peso .... JPHQ Buy 20,699,500,000 5,116,926 2/08/24 193,448 —
Columbian Peso .... MSCO Buy 45,760,000,000 11,285,390 2/08/24 454,155 —
Indian Rupee ...... HSBK Buy 356,808,577 4,279,922 2/12/24 241 —
Indian Rupee ...... CITI Buy 837,760,460 10,019,860 3/20/24 11,587 —
South Korean Won .. DBAB Buy 17,292,000,000 13,211,093 3/20/24 202,207 —
South Korean Won .. HSBK Buy 526,000,000 402,404 3/20/24 5,611 —
Thai Baht ......... DBAB Buy 465,792,000 13,195,241 4/17/24 456,447 —
Total Forward Exchange Contracts ................................................... $2,664,585 $(92,845)
Net unrealized appreciation (depreciation) ............................................ $2,571,740
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
See Abbreviations on page 33 .
See Note  9 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL $ (217,937) $ — $ (217,937)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (210,547) — (210,547)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (242,960) — (242,960)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (25,001) — (25,001)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP 1,474,082 — 1,474,082
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (50,707) — (50,707)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (69,101) — (69,101)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (60,598) — (60,598)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (31,765) — (31,765)
Total Interest Rate Swap Contracts .................................... $565,466 $ — $565,466
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Emerging
Markets Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $371,554,949
Cost - Non-controlled affiliates (Note 3c) ........................................................ 6,793,498
Value - Unaffiliated issuers .................................................................. $310,412,954
Value - Non-controlled affiliates (Note 3c) ....................................................... 6,793,498
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 1,300,000
Foreign currency, at value (cost $41,380) ......................................................... 42,225
Receivables:
Interest ................................................................................. 8,539,719
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,296,243
Variation margin on centrally cleared swap contracts ............................................... 5,855
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,664,585
Total assets .......................................................................... 331,055,079
Liabilities:
Payables:
Credit facility (Note 10) ..................................................................... 50,000,000
Management fees ......................................................................... 227,963
Trustees' fees and expenses ................................................................. 16
Accrued interest (Note 10) .................................................................. 113,772
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,300,000
Options written, at value (premiums received $299,357) .............................................. 350,310
Unrealized depreciation on OTC forward exchange contracts .......................................... 92,845
Deferred tax ............................................................................... 18,219
Accrued expenses and other liabilities ........................................................... 272,448
Total liabilities ......................................................................... 52,375,573
Net assets, at value ................................................................. $278,679,506
Net assets consist of:
Paid-in capital ............................................................................. $505,681,237
Total distributable earnings (losses) ............................................................. (227,001,731)
Net assets, at value ................................................................. $278,679,506
Shares outstanding ......................................................................... 47,228,418
Net asset value per share .................................................................... $5.90

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3c) ............................................................. $539,631
Interest: (net of foreign taxes of $491,024)
Unaffiliated issuers ........................................................................ 26,163,416
Total investment income ................................................................... 26,703,047
Expenses:
Management fees (Note 3 a ) ................................................................... 2,683,080
Transfer agent fees ......................................................................... 58,130
Custodian fees ............................................................................. 100,628
Reports to shareholders fees .................................................................. 136,974
Registration and filing fees .................................................................... 47,514
Professional fees ........................................................................... 120,723
Trustees' fees and expenses .................................................................. 35,472
Interest expense (Note 10) ................................................................... 2,929,884
Other .................................................................................... 98,634
Total expenses ......................................................................... 6,211,039
Expenses waived/paid by affiliates (Note 3c) ................................................... (41,541)
Net expenses ......................................................................... 6,169,498
Net investment income ................................................................ 20,533,549
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $36,608)
Unaffiliated issuers ...................................................................... (33,673,018)
Written options ........................................................................... 55,551
Foreign currency transactions ................................................................ (11,745)
Forward exchange contracts ................................................................. 15,443,712
Swap contracts ........................................................................... 3,842,580
Net realized gain (loss) .................................................................. (14,342,920)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 32,565,922
Translation of other assets and liabilities denominated in foreign currencies .............................. 54,676
Written options ........................................................................... (50,953)
Forward exchange contracts ................................................................. (681,729)
Swap contracts ........................................................................... (3,235,103)
Change in deferred taxes on unrealized appreciation ............................................... 19,054
Net change in unrealized appreciation (depreciation) ............................................ 28,671,867
Net realized and unrealized gain (loss) ............................................................ 14,328,947
Net increase (decrease) in net assets resulting from operations .......................................... $34,862,496

Templeton Emerging Markets Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Emerging Markets Income Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,533,549 $21,304,096
Net realized gain (loss) ................................................. (14,342,920) (82,204,431)
Net change in unrealized appreciation (depreciation) ........................... 28,671,867 2,900,136
Net increase (decrease) in net assets resulting from operations ................ 34,862,496 (58,000,199)
Distributions to shareholders .............................................. (13,378,046) —
Distributions to shareholders from tax return of capital ........................... (13,435,762) (31,210,971)
Total distributions to shareholders .......................................... (26,813,808) (31,210,971)
Capital share transactions – repurchase of shares (Note 2) ....................... (1,699,301) (2,217,375)
Net increase (decrease) in net assets ................................... 6,349,387 (91,428,545)
Net assets:
Beginning of year ....................................................... 272,330,119 363,758,664
End of year ........................................................... $278,679,506 $272,330,119

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Cash Flows
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 18,432,472
Operating expenses paid ..................................................................... (3,102,600)
Interest expense paid ........................................................................ (2,911,205)
Deposits from brokers for derivative contracts ...................................................... 997,712
Realized loss on foreign currency transactions ..................................................... (11,745)
Receipts on settlement of derivative activities ......................................................  16,406,097
Purchases of long-term investments ............................................................. (158,981,995)
Sales and maturities of long-term investments ..................................................... 140,217,596
Net sales of short-term investments ............................................................. 2,985,680
Cash provided - operating activities .......................................................... 14,032,012
Cash flow from financing activities:
Proceeds from c redit f acility ................................................................... 14,000,000
Payment of shares redeemed .................................................................. (1,760,052)
Cash distributions to shareholders .............................................................. (26,813,808)
Cash used - financing activities ............................................................. (14,573,860)
Net increase (decrease) in cash ................................................................. (541,848)
Cash, restricted cash and foreign currency at beginning of year .......................................... 1,884,073
Cash, restricted cash and foreign currency at end of year .............................................. $1,342,225
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended December 31, 2023
Net increase (decrease) in net assets resulting from operating activities .................................... $ 34,862,496
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (4,716,164)
Reinvested dividends from non-controlled affiliates ............................................... (539,631)
Interest received in the form of securities ...................................................... (288,618)
Increase in dividends and interest receivable and other assets ...................................... (2,492,220)
Increase in interest payable ................................................................ 18,679
Increase in deposits from brokers ............................................................ 997,712
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 137,014
Decrease in payable for investments purchased ................................................. (506,783)
Decrease in receivable for investments sold .................................................... 1,276,815
Increase in cost of investments ............................................................. 16,835,649
Increase in unrealized appreciation on investments. .............................................. (32,584,976)
Increase in call options written. ............................................................. 350,310
Decrease in unrealized appreciation on forward currency contracts . .................................. 681,729
Net cash provided by operating activities ........................................................... $14,032,012

Templeton Emerging Markets Income Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Income Fund  (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company . The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
d. Restricted Cash
At December 31, 2023, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. The Fund employs
a managed distribution policy whereby the Fund will make
monthly distributions to shareholders at an annual minimum
fixed rate of 10%, based on the average monthly NAV of
the Fund’s common shares. Effective January 1, 2024, the
Board has implemented a new managed distribution plan
where the Fund will distribute a level distribution amount
to shareholders. The Fund intends to distribute $0.0475
per share monthly. The Fund's distribution level may be
changed by the Board in the future. Under the policy, the
Fund is managed with a goal of generating as much of the
distribution as possible from net ordinary income and short-
term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted
and, if necessary, a return of capital. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). During the years ended
December 31, 2023 and 2022, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
1. Organization and Significant Accounting Policies
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 1,380,500 shares. Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, the Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers based on the average weekly net assets of the Fund as follows:
Prior to May 1, 2023, the Fund paid fees, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 1.000% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Shares repurchased ............................................. 350,309 $1,699,301 419,691 $2,217,375
Weighted average discount of market price to net asset value of shares repurchased ................................................... 12.27% 10.76%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.950% Over $1 billion, up to and including $2 billion
0.900% In excess of $2 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.980% Over $1 billion, up to and including $5 billion
0.960% Over $5 billion, up to and including $10 billion
0.940% Over $10 billion, up to and including $15 billion
0.920% Over $15 billion, up to and including $20 billion
0.900% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $6,444,170 $174,934,349 $(174,585,021) $— $— $6,793,498 6,793,498 $539,631
Total Affiliated Securities ... $6,444,170 $174,934,349 $(174,585,021) $— $— $6,793,498 $539,631
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,633,034
Long term ................................................................................ 109,917,983
Total capital loss carryforwards ............................................................... $113,551,017
2023 2022
Distributions paid from:
Ordinary income .......................................................... $13,378,046 $—
Return of capital ........................................................... 13,435,762 31,210,971
$26,813,808 $31,210,971
Cost of investments .......................................................................... $433,342,587
Unrealized appreciation ........................................................................ $15,753,904
Unrealized depreciation ........................................................................ (129,103,143)
Net unrealized appreciation (depreciation) .......................................................... $(113,349,239)
3. Transactions with Affiliates
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$158,475,212 and $143,242,822, respectively.
6. Credit Risk and Defaulted Securities
At December 31, 2023, the Fund had 54.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2023, the aggregate value of these securities was $8,626,953, representing 3.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 – 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 – 2/01/17 119,550 —
10,815,840
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 10,815,840 10,802,979
Total Restricted Securities (Value is 3.9% of Net Assets) .............. $11,474,337 $10,802,979
4. Income Taxes
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
9. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 1,474,082
a
Variation margin on centrally
cleared swap contracts
$ 908,616
a
Foreign exchange contracts ..
Investments in securities, at value 346,649
b
Options written, at value 350,310
Unrealized appreciation on OTC
forward exchange contracts
2,664,585 Unrealized depreciation on OTC
forward exchange contracts
92,845
Total .................... $4,485,316 $1,351,771
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Emerging Markets Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $3,842,580 Swap contracts $(3,235,103)
Foreign exchange contracts .....
Investments (235,797)
a
Investments (121,051)
a
Written options 55,551 Written options (50,953)
Forward exchange contracts 15,443,712 Forward exchange contracts (681,729)
Total ....................... $19,106,046 $(4,088,836)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
8. Restricted Securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2023, the average month end notional amount of option contracts and swap contracts represented $15,826,462 and $29,519,125, respectively. The average month end contract value of forward exchange contracts was $186,019,569.
At December 31, 2023, OTC derivative assets and liabilities are as follows:
At December 31, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Income Fund
Forward exchange contracts ............................. $ 2,664,585 $ 92,845
Options purchased ..................................... 346,649 —
Options written ........................................ — 350,310
Total ............................................. $3,011,234 $443,155
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BZWS ................... $346,649 $(346,649) $— $— $—
CITI ..................... 11,587 — — — 11,587
DBAB ................... 658,654 — (658,654) — —
GSCO ................... 301,184 — — (301,184) —
HSBK ................... 1,016,914 (59,985) — (956,929) —
JPHQ ................... 200,158 (32,860) — — 167,298
MSCO ................... 476,088 — (476,088) — —
Total ................... $3,011,234 $(439,494) $ (1,134,742) $(1,258,113) $178,885
$ 1
9. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
At December 31, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1 ( c ) regarding derivative financial instruments.
See Abbreviations on page 33.
10. Credit Facility
The Fund participates in a senior secured revolving credit facility agreement (Credit Facility) with The Bank of Nova Scotia
(BNS) pursuant to which the Fund may borrow up to a maximum commitment amount of $65 million which matures on
January 12, 2024. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Effective January 12, 2024, the Fund renewed the Credit Facility for a one-year term, maturing on
January 10, 2025.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility or 0.15%
whenever the outstanding borrowings exceed 75% of the commitment amount. As security for the obligations of the Fund under the Credit Facility, the Fund has granted to BNS a security interest in the assets of the Fund.
At December 31, 2023, the Fund had outstanding borrowings of $50,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the term Secured Overnight Financing Rate (SOFR) plus 0.90%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended December 31, 2023, were $47,276,712 and 6.03%, respectively.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BZWS ................... $350,310 $(346,649) $— $— $3,661
CITI ..................... — — — — —
DBAB ................... — — — — —
GSCO ................... — — — — —
HSBK ................... 59,985 (59,985) — — —
JPHQ ................... 32,860 (32,860) — — —
MSCO ................... — — — — —
Total ................... $443,155 $(439,494) $— $— $3,661
a
At December 31, 2023, the Fund received U.S. Treasury Bonds and Notes, as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 3,262,367 $ — $ —
a
$ 3,262,367
Corporate Bonds :
Bermuda ............................. — 113,558 — 113,558
Costa Rica ............................ — — 10,802,979 10,802,979
South Africa ........................... — — —
a
—
Foreign Government and Agency Securities .... — 292,888,272 — 292,888,272
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 346,649 — 346,649
Short Term Investments ................... 6,793,498 2,999,129 — 9,792,627
Total Investments in Securities ........... $10,055,865 $296,347,608 $10,802,979 $317,206,452
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,664,585 $ — $ 2,664,585
Swap contracts ......................... — 1,474,082 — 1,474,082
Total Other Financial Instruments ......... $— $4,138,667 $— $4,138,667
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 350,310 $ — $ 350,310
Forward exchange contracts ................ $ — $ 92,845 $ — $ 92,845
Swap contracts .......................... — 908,616 — 908,616
Total Other Financial Instruments ......... $— $1,351,771 $— $1,351,771
a
Includes financial instruments determined to have no value.

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 10,811,793 — (653,760) — — — — 644,946 10,802,979 607,333
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts .. —
b
— — — — — — — —
b
—
Total Investments in
Securities ......... $10,811,793 $— $(653,760) $— $— $— $— $644,946 $10,802,979 $607,333
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
............
$10,802,979 Discounted cash
flow
Discount rate
b
8.1% Decrease
All Other
...................
—
c
Total
.........................
$10,802,979
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 11.65%
1-day IBR .......................... 12.05%
Selected Portfolio
CDI
certificado de deposito interbancário
PIK
Payment-In-Kind
Cu r rency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
UZS
Uzbekistani Som
USD
United States Dollar
ZMW
Zambian Kwacha

Templeton Emerging Markets Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Emerging Markets Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Income Fund (the "Fund") as of December 31, 2023, the related statements of operations and cash flows for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December
31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Emerging Markets Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $22,345,959
Interest Earned from Federal Obligations Note (1) $32,540
Amount Reported
Foreign Taxes Paid $491,024
Foreign Source Income Earned $21,521,881

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see Note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
Until December 31, 2023, the Fund employed a managed
distribution policy whereby the Fund made distributions to
common shareholders at an annual minimum fixed rate of
10%, based on the average monthly net asset value (NAV)
of the Fund’s common shares. Effective January 1, 2024,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the fixed rate of $0.0475
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is no
assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Approval of Renewed Borrowing Arrangements
On January 13, 2023, the Board approved the renewal
of the Fund’s existing committed, senior, secured line of
credit facility (“Existing Credit Facility”) with The Bank of
Nova Scotia for an additional 364-day term (“Credit Facility
Renewal”). On January 12, 2024, the Fund renewed the
Existing Credit Facility with The Bank of Nova Scotia for an additional 364-day term, until January 10, 2025. The terms of the Credit Facility Renewal are substantially the same as the terms of the Existing Credit Facility, except that the upfront fee of 5 bps of the commitment of the Credit Facility Renewal has been eliminated.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
The purpose of the Credit Facility is to provide the Fund
with a source of funds to purchase additional investments
and pursue certain investment strategies. Given the
permanent capital structure and the absence of daily liquidity requirements, the Fund’s closed-end fund structure is
particularly well-suited for leverage.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets include derivative instruments or other investments that have
economic characteristics similar to such securities.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least
80% of its net assets in income-producing securities of
sovereign or sovereign-related entities and private sector
companies located or operating in emerging market
countries. "Emerging market countries" are countries
considered to be emerging or frontier markets by the
International Monetary Fund or the United Nations; countries included as emerging or frontier markets by S&P Dow
Jones, Morgan Stanley Capital International or FTSE
Russell index providers; and countries in the JPMorgan
Emerging Markets Bond Index - Global (EMBIG), JPMorgan
Government Bond Index - Emerging Markets Broad (GBI-
EM Broad) or JPMorgan Corporate Emerging Markets
Bond Index Broad (CEMBI Broad) fixed income indexes.
Emerging market countries typically are located in the Asia
Pacific region, Eastern Europe, the Middle East, Central
and South America and Africa. Private sector companies
in emerging market countries are (i) companies whose
principal securities trading markets are in emerging market
countries, as defined above, (ii) companies that derive 50%
or more of their total revenue from either goods or services produced in such emerging market countries or sales
made in such emerging market countries, or (iii) companies
organized under the laws of, and with principal offices in,
emerging market countries. Included among the issuers of
emerging market country debt securities in which the Fund
may invest are entities organized and operated solely for
the purpose of restructuring the investment characteristics
of various securities. The Fund is permitted to invest in a
class of structured investments that is either subordinated or unsubordinated to the right of payment of another class.
The investment manager allocates the Fund's assets based
upon its assessment of changing market, political and
economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential
impacts of material environmental, social and governance
factors on the long-term risk and return profile of a country.
The Fund may invest in securities denominated in currencies
other than the U.S. dollar, including currencies of emerging market countries. Securities denominated in currencies
other than the U.S. dollar may include money market
securities, as well as convertible, dividend-paying equity and equity-linked securities. Although the Fund is permitted to
engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to
its holdings of non-dollar denominated securities, the Fund
may be limited in its ability to hedge against these risks. In addition, to limit its risk exposure, the Fund will invest no more than 35% of its total assets in loan participations and loan assignments. The Fund may enter into repurchase and
reverse repurchase agreements.
The Fund’s investments in sovereign or sovereign-related
debt obligations will consist of (i) bonds, notes, bills,
debentures or other fixed income or floating rate securities issued or guaranteed by governments, governmental
agencies or instrumentalities, or government owned,
controlled or sponsored entities, including central
banks, located in emerging market countries (including
participations in and assignments of portions of loans
between governments and financial institutions), including
warrants for any such obligations, (ii) debt obligations
issued by entities organized and operated for the
purpose of restructuring the investment characteristics of
instruments issued by any of the entities described above,
including indexed or currency linked securities, and (iii)
debt obligations issued by supranational organizations
such as the Asian Development Bank, the Inter-American
Development Bank, and the Corporacion Andina de
Fomento, among others. Such obligations may be issued in
either registered or bearer form.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
The Fund’s investment in debt obligations of private sector
companies in emerging market countries will take the form
of bond notes, bills, debentures, convertible securities,
warrants, indexed or currency-linked securities, bank debt
obligations, short-term paper, loan participations, loan
assignments and interests issued by entities organized and
operated for the purpose of restructuring the investment
characteristics of instruments issued by emerging market
country issuers. Dollar-denominated emerging market
country debt securities held by the Fund will generally be
listed but not traded on a securities exchange, and
non-dollar-denominated securities held by the Fund may
or may not be listed or traded on a securities exchange.
The Fund will not be subject to any restrictions on the
maturities of the emerging market country debt securities it holds: those maturities may range from overnight to more
than 30 years. The Fund may purchase credit-linked notes.
Credit-linked notes are intended to replicate the economic
effects that would apply had the Fund directly purchased the underlying reference asset.
The Fund may invest without limitation in illiquid securities, for which there is a limited trading market and for which
a low trading volume of a particular security may result
in abrupt and erratic price movements. In addition, the
investment manager may engage in short-term trading in
the Fund’s portfolio when it believes it is consistent with
the Fund’s investment objectives. As a result of the Fund’s
investment policies, under certain market conditions, its
portfolio turnover rate may be higher than that of other
investment companies.
For purposes of pursuing its investment goals, the Fund
regularly enters into various currency related transactions
involving derivative instruments, principally currency and
cross currency forwards, but it may also use currency and
currency index futures contracts and currency options.
The Fund maintains extensive positions in currency
related derivative instruments as a hedging technique or
to implement a currency investment strategy, which could
expose a large amount of the Fund’s assets to obligations
under these instruments. The results of such transactions
may represent, from time to time, a large component of
the Fund’s investment returns. The use of these derivative
transactions may allow the Fund to obtain net long or net
negative (short) exposure to selected currencies. The Fund
also may enter into various other transactions involving
derivatives from time to time, including interest rate/bond
futures contracts (including those on government securities)
and swap agreements (which may include credit default
swaps, currency swaps, currency volatility swaps, currency
variance swaps and interest rate swaps). The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging
purposes.
The Fund may use fixed income total return swaps in an
amount up to 25% of the Fund’s net assets as measured
by notional value and consistent with the Fund’s investment
goal. The Fund may enter into interest rate swap contracts
to hedge the risk of changes in interest rates. The Fund
may use inflation index swaps to the extent consistent
with the Fund’s investment goal. The Fund may invest in
credit default swaps for hedging purposes, and also for
efficient portfolio management and to broaden investment
opportunities. Generally, the Fund may purchase and
write (sell) both put and call options on swap agreements,
commonly known as swaptions, although currently the Fund
only intends to purchase options on interest rate swaps. The
Fund may buy options on interest rate swaps to help hedge
the Fund’s risk of potentially rising interest rates. The Fund may purchase and sell financial futures contracts. The Fund
may also buy and sell index futures contracts with respect
to any securities index traded on a recognized securities
exchange or board of trade. The Fund may write (i.e., sell)
covered put and call options and purchase put and call
options on securities or securities indices that are traded
on United States and foreign exchanges or in the over-the-
counter markets. The Fund may write a call or put option
only if the option is "covered.”
The Fund may invest in derivatives in order to manage risk
or gain exposure to various other investments or markets.
The Fund may lend to broker-dealers portfolio securities
with an aggregate market value of up to one-third of its total assets. The Fund may purchase securities on a when-
issued or delayed delivery basis. The Fund may invest in
investment funds, other than those for which the investment
manager serves as investment adviser or sponsor, which
invest principally in securities in which the Fund is authorized to invest.
The Fund may invest in senior secured corporate loans that
pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund may invest
its uninvested cash balances in affiliated Franklin Templeton money market funds.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
A call option gives the purchaser of the option, upon
payment of a premium, the right to buy, and the seller the
obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the
option, upon payment of a premium, the right to sell, and
the seller of the option the obligation to buy, the underlying instrument at the exercise price. For example, when the
investment manager expects the price of a currency to
decline in value, the Fund may purchase put options that are expected to increase in value as the price of the currency
declines to hedge against such anticipated decline in value.
The Fund may invest in China Interbank bonds traded on
the China Interbank Bond Market through the China – Hong
Kong Bond Connect program. The Fund may invest in China
Interbank bonds traded on the China Interbank Bond Market
(“CIBM”) through the China – Hong Kong Bond Connect
program (“Bond Connect”). In China, the Hong Kong
Monetary Authority Central Money Markets Unit holds Bond
Connect securities on behalf of ultimate investors (such
as the Fund) in accounts maintained with a China-based
custodian (either the China Central Depository & Clearing
Co. or the Shanghai Clearing House). This recordkeeping
system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights
as a bondholder and the risks of settlement delays and
counterparty default of the Hong Kong sub-custodian. In
addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China
have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of
both Hong Kong and China and is not available on trading
holidays in Hong Kong. As a result, prices of securities
purchased through Bond Connect may fluctuate at times
when a Fund is unable to add to or exit its position.
Securities offered through Bond Connect may lose their
eligibility for trading through the program at any time. If Bond
Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased
through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong
and China and there can be no assurance that further
regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations.
Bond Connect trades are settled in Chinese currency, the
renminbi (“RMB”). It cannot be guaranteed that investors
will have timely access to a reliable supply of RMB in Hong
Kong. Bond Connect is relatively new and its effects on the
Chinese interbank bond market are uncertain. In addition,
the trading, settlement and information technology systems
required for non-Chinese investors in Bond Connect
are relatively new. In the event of systems malfunctions,
trading via Bond Connect could be disrupted. In addition,
the Bond Connect program may be subject to further
interpretation and guidance. There can be no assurance
as to the program’s continued existence or whether future
developments regarding the program may restrict or
adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in
unexpected tax liabilities for a Fund.
The Fund is a “non-diversified” fund, which means it
generally invests a greater portion of its assets in the
securities of one or more issuers and invests overall in a
smaller number of issuers than a diversified fund.
In addition, for temporary defensive purposes, the Fund
may invest less than 80% of its assets in emerging market
country debt obligations.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
Currency Management Strategies
Currency management strategies may substantially change
the Fund’s exposure to currency exchange rates and could
result in losses to the Fund if currencies do not perform
as the investment manager expects. In addition, currency
management strategies, to the extent that they reduce the
Fund’s exposure to currency risks, may also reduce the
Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for
purposes other than hedging further increases the Fund’s
exposure to foreign investment losses. Currency markets
generally are not as regulated as securities markets. In
addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries
may be less stable and more volatile than those in the
U.S. or some foreign countries may be subject to trading
restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and
securities and currency markets of the countries in which
the Fund is invested, which can include rapid and adverse
political changes; social instability; regional conflicts;
sanctions imposed by the United States, other nations or
other governmental entities, including supranational entities;
terrorism; and war; (ii) trading practices – e.g., there may be less government supervision and regulation of foreign
securities and currency markets, trading systems and
brokers than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,
accounting and financial reporting standards and practices
as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to
sell) and more volatile; and (v) currency exchange rate
fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and
any income received or expenses paid by the Fund in that
foreign currency. The risks of foreign investments may be
greater in developing or emerging market countries.
There are special risks associated with investments
in China, Hong Kong and Taiwan, including exposure
to currency fluctuations, less liquidity, expropriation,
confiscatory taxation, nationalization and exchange control
regulations (including currency blockage). Inflation and
rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy
and securities markets of China, Hong Kong and Taiwan.
In addition, investments in Taiwan and Hong Kong could be
adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are
deemed by the investment manager to be emerging markets
countries, which means an investment in these countries has
more heightened risks than general foreign investing due
to a lack of established legal, political, business and social frameworks in these countries to support securities markets
as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social
and corporate governance matters in China, Hong Kong
and Taiwan tend to be lower than such standards in more
developed economies. There may be significant obstacles
to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.
Trade disputes and the imposition of tariffs on goods and
services can affect the economies of countries in which the
Fund invests, particularly those countries with large export sectors, as well as the global economy. Trade disputes
can result in increased costs of production and reduced
profitability for non-export-dependent companies that rely
on imports to the extent a country engages in retaliatory
tariffs. Trade disputes may also lead to increased currency
exchange rate volatility.
Emerging Market Countries
The Fund’s investments in securities of issuers in emerging
market countries are subject to all of the risks of foreign
investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays
in settling portfolio securities transactions; currency and
capital controls; greater sensitivity to interest rate changes;
pervasiveness of corruption and crime; currency exchange
rate volatility; and inflation, deflation or currency devaluation.
The risks of investing in traditional emerging markets are
magnified in frontier markets countries (which are a subset
of emerging markets countries) because they generally have
smaller economies and less developed capital markets than
in traditional emerging markets.
Frontier Market Countries
Frontier market countries, which are a subset of emerging
market countries, generally have smaller economies
and even less developed capital markets than traditional
emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market
countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets;
government ownership or control of parts of private sector
and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and
other protectionist measures imposed or negotiated by the

Templeton Emerging Markets Income Fund
Important Information to Shareholders

franklintempleton.com
Annual Report
countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Stock prices tend to go up and down more dramatically than
those of debt securities. A slower-growth or recessionary
economic environment could have an adverse effect on the
prices of the various stocks held by the Fund.
Sovereign Debt Securities
Sovereign debt securities are subject to various risks in
addition to those relating to debt securities and foreign
investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to
pay interest and repay principal on its sovereign debt, or
otherwise meet its obligations when due because of cash
flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the
government’s policy towards principal international lenders
such as the International Monetary Fund, or the political
considerations to which the government may be subject.
If a sovereign debtor defaults (or threatens to default) on
its sovereign debt obligations, the indebtedness may be
restructured. Some sovereign debtors have in the past
been able to restructure their debt payments without the
approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt,
the Fund may also have limited legal recourse against the
defaulting government entity.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Derivative Instruments
The performance of derivative instruments depends
largely on the performance of an underlying instrument,
such as a currency, security, interest rate or index, and
such instruments often have risks similar to the underlying
instrument, in addition to other risks. Derivatives involve
costs and can create economic leverage in the Fund’s
portfolio, which may result in significant volatility and
cause the Fund to participate in losses (as well as gains)
in an amount that significantly exceeds the Fund’s initial
investment. Certain derivatives have the potential for
unlimited loss, regardless of the size of the initial investment.
Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation
between the value of the derivative and the underlying
instrument so that the Fund may not realize the intended
benefits. The successful use of derivatives will usually
depend on the investment manager’s ability to accurately
forecast movements in the market relating to the underlying
instrument. Should a market or markets, or prices of
particular classes of investments move in an unexpected
manner, especially in unusual or extreme market conditions,
the Fund may not achieve the anticipated benefits of the
transaction, and it may realize losses, which could be
significant. If the investment manager is not successful in
using such derivative instruments, the Fund’s performance
may be worse than if the investment manager did not use
such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also
not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would
operate as a hedge, provides no hedging benefits at all.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

franklintempleton.com
Annual Report
Leverage
The Fund employs leverage through the use of a senior
secured revolving credit facility which provides the Fund
with a continuing source of funds to purchase additional
investments in the ordinary course of business and pursue
certain investment strategies. The Fund’s use of leverage
creates the opportunity for increased returns in the Fund,
but it also creates special risks. To the extent used, there is no assurance that the Fund’s leveraging strategies will
be successful. Leverage is a speculative technique that
may expose the Fund to greater risk and increased costs.
Leverage tends to magnify, sometimes significantly, the
effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV
per share to be volatile.
Non-Diversification
Because the Fund is non-diversified, it may be more
sensitive to economic, business, political or other changes
affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
Focus
To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
Please see the Performance Summary section of this report
for additional risk disclosure.
The following information is a summary of material
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Templeton Emerging Markets Income Fund
Annual Meeting of Shareholders May 25, 2023 (unaudited)

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Income Fund (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on May 25, 2023. The purpose of the meeting was to elect five Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2023. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Terrence J. Checki, Edith E. Holiday, J. Michael Luttig and Constantine D.
Tseretopoulos.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2023. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of five Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2023:
The Fund is not aware of broker non-votes received with respect to this item.
*
Ann Torre Bates, Mary C. Choksi, Rupert H. Johnson, Jr., Gregory E. Johnson, David W. Niemiec and Larry D. Thompson are Trustees of
the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders
.
Term Expiring 2026 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
Edith E. Holiday
.............
J. Michael Luttig
.............
Constantine D. Tseretopoulos
...
35,544,456
35,238,446
35,138,524
35,556,275
74.71%
74.06%
73.85%
74.73%
95.66%
94.84%
94.57%
95.69%
1,613,137
1,919,147
2,019,069
1,601,318
3.39%
4.03%
4.24%
3.37%
4.34%
5.16%
5.43%
4.31%
Term Expiring 2024
Terrence J. Checki
...........
35,679,588 74.99% 96.02% 1,478,005 3.11% 3.98%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
36,383,854
488,742
284,997
76.47%
1.03%
0.60%
97.92%
1.32%
0.77%

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless the shareholder elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Equiniti Trust Company, LLC (the “Plan
Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Emerging Markets Income Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Income Fund are traded on the New York Stock Exchange under the symbol “TEI.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC’s web site at www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Income Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Emerging Markets Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 118 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company) (September
2022-present); Ares Capital
Corporation (specialty finance
company) (2010-present); and
formerly , United Natural Foods,
Inc. (food distribution) (2013-2023)
and Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee
since 2007
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023);Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Emerging Markets Income Fund

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1999 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board, Vice
President and
Trustee
Chairman of the
Board and Vice
President since
January 2023
and Trustee
since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Emerging Markets Income Fund

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President —
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer — Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Templeton Emerging Markets Income Fund
Shareholder Information

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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

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Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Emerging Markets Income Fund (the “Fund”) whose
Fund shares are registered in his or her own name will
automatically be a participant in the Dividend Reinvestment
and Cash Purchase Plan (the “Plan”), unless any such
Shareholder specifically elects in writing to receive all
dividends and capital gains in cash, paid by check, mailed
directly to the Shareholder. A Shareholder whose shares are
registered in the name of a broker-dealer or other nominee
(the “Nominee”) will be a participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an
election on behalf of the Shareholder to participate in the
Plan. Nominees intend to make such an election on behalf
of Shareholders whose shares are registered in their names,
as Nominee, unless a Shareholder specifically instructs his
or her Nominee to pay dividends and capital gains in cash.
Equiniti Trust Company, LLC (“Equiniti”) will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and Equiniti shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund
shares for his or her account. These payments may be made
electronically through www.equiniti.com or by check payable
to “Equiniti Trust Company, LLC” and sent to Equiniti Trust
Company, LLC, P.O. Box 922, Wall Street Station, New York,
NY 10269-0560, Attention: Templeton Emerging Markets
Income Fund. Equiniti shall apply such payments (less a
$5.00 service charge and less a pro rata share of trading
fees) to purchases of Fund shares on the open market, as
discussed below in paragraph 6. Equiniti shall make such
purchases promptly on approximately the 15th of each
month or, during a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in
no event more than 30 days after receipt, except where
necessary to comply with provisions of Federal securities
law. Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until
the next investment date, in which case such payment will
be returned to the participant. Equiniti shall return to the participant his or her entire voluntary cash payment upon
written notice of withdrawal received by Equiniti not less
than 48 hours before such payment is to be invested. Such
written notice shall be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

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Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it
is understood that, in any event, Equiniti shall have no
liability in connection with any inability to purchase Fund
shares within 30 business days after the payable date for
any dividend or distribution as herein provided, or with the timing of any purchases effected. Equiniti shall have no
responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes of purchases in the
open market, Equiniti may aggregate purchases with those
of other participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
60 business days after the date thereof. Equiniti will send
to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a trading fee of
$0.12 per share for this transaction from the proceeds. If a participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment

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Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, or www.
equiniti.com or such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or
made when received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTEI A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Emerging Markets Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number:
(800) 416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $67,140 for the fiscal year ended December 31, 2023 and $66,662 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $120,800 for the fiscal year ended December 31, 2023 and $221,195 for the fiscal year ended December 31, 2022. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, for the fiscal years ended December 31, 2023 and 2022, fees in connection with licenses for accounting and business knowledge platform Viewpoint, for the fiscal years ended December 31, 2023 and 2022, professional fees relating to security counts, for the fiscal year ended December 31, 2023 and fees in connection with a license for employee development tool ProEdge, for the fiscal year ended December 31, 2022.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $190,800 for the fiscal year ended December 31, 2023 and $291,195 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:  David W. Niemiec, Ann Torre Bates, J. Michael Luttig, Terrence J. Checki and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.
         N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

An SEC Compliance Rule Policy and Procedures
Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Global Sustainability Strategy Team’s Stewardship Team. Full-time staff members and support staff) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES
Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts  to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Equity Group, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Templeton Institutional, LLC
The following Proxy Policies apply to FAV only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review
ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “
the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of February 26, 2024, the portfolio managers of the Fund are as follows:

MICHAEL HASENSTAB, Ph.D.
, Senior Vice President of Franklin Advisers
Dr. Hasenstab has been a lead portfolio manager of the Fund since 2002. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.
  He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his PH.D.

Calvin Ho, Ph.D.,
Senior Vice President of Franklin Advisers
Dr. Ho has been a portfolio manager of the Fund since December 2018. He provides research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2023.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Michael Hasenstab	9	8,054.1	30[2]	10,313.0	10[2]	3,730.4
Calvin Ho	9	8,054.1	18	9,111.3	1	0.0

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.
2.

Dr. Hasenstab manages Pooled Investment Vehicles and Other Accounts with $1,971 in total assets with a performance fee.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
  The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.
  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary
  Each portfolio manager is paid a base salary.

Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•

Investment performance.
 Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance
.  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•

Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits
  Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.
  The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Michael Hasenstab	None
Calvin Ho	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
Month #1 (7/1/23 - 7/31/23)	-	-	-	4,172,325.00
Month #2 (8/1/23 - 8/31/23)	-	-	-	4,172,325.00
Month #3 (9/1/23 - 9/30/23)	33,787	4.67	33,787	4,138,538.00
Month #4 (10/1/23 - 10/31/23)	77,880	4.53	77,880	4,060,658.00
Month #5 (11/1/23 - 11/30/23)	38,333	4.78	38,333	4,022,325.00
Month #6 (12/1/23 - 12/31/23)	-	-	-	4,022,325.00
Total	150,000.000		150,000.000

The Board previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Effective February 26, 2013, the Board approved a modification to the Fund’s previously announced open-market share repurchase program to authorize the Fund to repurchase up to 10% of the Fund’s shares outstanding in open market transactions as of that date, at the discretion of management. Since the inception of the program, the Fund had repurchased a total of 1,380,500shares.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the fiscal year ended December 31, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$-
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$-
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$-
Other fees not included above	$-
Aggregate fees/compensation paid by the Fund for securities lending activities	$-
Net income from securities lending activities	$-

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit pressrelease

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024